PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited)
1
VY
®
Baron Growth Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 100 .4%
Communication Services : 4 .8%
495,000  Iridium
Communications, Inc.
$ 22,517,550
4 .8
Consumer Discretionary : 19 .8%
59,500
(1)
Bright Horizons Family
Solutions, Inc.
4,846,870
1 .0
279,000  Choice Hotels
International, Inc.
34,180,290
7 .2
335,000
(1)
Figs, Inc. - Class A
1,976,500
0 .4
150,000
Krispy Kreme, Inc.
1,870,500
0 .4
84,500  Marriott Vacations
Worldwide Corp.
8,503,235
1 .8
278,000
(1)
Penn Entertainment,
Inc.
6,380,100
1 .4
85,000  Red Rock Resorts, Inc.
- Class A
3,485,000
0 .7
146,000
Vail Resorts, Inc.
32,395,940
6 .9
93,638,435
19 .8
Financials : 40 .1%
388,500
(1)
Arch Capital Group
Ltd.
30,967,335
6 .6
107,300
Carlyle Group, Inc.
3,236,168
0 .7
120,000
Cohen & Steers, Inc.
7,522,800
1 .6
35,400
Essent Group Ltd.
1,674,066
0 .4
75,000  FactSet Research
Systems, Inc.
32,794,500
6 .9
30,325
Houlihan Lokey, Inc.
3,248,414
0 .7
70,000  Kinsale Capital Group,
Inc.
28,989,100
6 .1
22,065
Moelis & Co. - Class A
995,794
0 .2
46,687
Morningstar, Inc.
10,935,963
2 .3
98,000
MSCI, Inc.
50,281,840
10 .6
96,500
Primerica, Inc.
18,721,965
4 .0
189,367,945
40 .1
Health Care : 9 .5%
173,000
Bio-Techne Corp.
11,776,110
2 .5
32,890
(1)
IDEXX Laboratories,
Inc.
14,381,810
3 .1
4,800
(1)
Mettler-Toledo
International, Inc.
5,318,736
1 .1
83,100
(1)
Neogen Corp.
1,540,674
0 .3
31,450  West Pharmaceutical
Services, Inc.
11,800,355
2 .5
44,817,685
9 .5
Industrials : 6 .7%
336,000
(1)
CoStar Group, Inc.
25,835,040
5 .5
4,129,898
(1)(2)(3)
Northvolt AB -
Restricted
964,079
0 .2
80,000
(1)
Trex Co., Inc.
4,930,400
1 .0
31,729,519
6 .7
Information Technology : 14 .3%
53,870
(1)
Altair Engineering, Inc.
- Class A
3,370,107
0 .7
68,000
(1)
ANSYS, Inc.
20,233,400
4 .3
18,500
(1)
Clearwater Analytics
Holdings, Inc. - Class A
357,790
0 .1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
98,500
(1)
Gartner, Inc.
$ 33,845,585
7 .2
92,600
(1)
Guidewire Software,
Inc.
8,334,000
1 .8
4,500
Littelfuse, Inc.
1,112,940
0 .2
67,253,822
14 .3
Real Estate : 5 .2%
64,496  Alexandria Real Estate
Equities, Inc.
6,456,050
1 .4
241,452
Douglas Emmett, Inc.
3,080,927
0 .6
330,700  Gaming and Leisure
Properties, Inc.
15,063,385
3 .2
24,600,362
5 .2
Total Common Stock
(Cost $97,009,123)
473,925,318
100 .4
Total Investments in
Securities
(Cost $97,009,123) $ 473,925,318 100 .4
Liabilities in Excess
of Other Assets (1,947,482) (0.4)
Net Assets $ 471,977,836 100.0
(1)
Non-income producing security.
(2)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(3)
Restricted security as to resale, excluding Rule 144A securities.
As of September 30, 2023, the Fund held restricted securities with a fair value of $964,079 or 0.2% of net assets. Please refer to the table below for additional details.

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)
2
VY
®
Baron Growth Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2023
Asset Table
Investments, at fair value
Common Stock
Communication Services $ 22,517,550 $ — $ — $ 22,517,550
Consumer Discretionary 93,638,435 — — 93,638,435
Financials 189,367,945 — — 189,367,945
Health Care 44,817,685 — — 44,817,685
Industrials 30,765,440 — 964,079 31,729,519
Information Technology 67,253,822 — — 67,253,822
Real Estate 24,600,362 — — 24,600,362
Total Common Stock 472,961,239 — 964,079 473,925,318
Total Investments, at fair value $ 472,961,239 $ — $ 964,079 $ 473,925,318
At September 30, 2023, VY® Baron Growth Portfolio held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
Northvolt AB - Restricted 9/21/2020 $ 651,737 $ 964,079
$ 651,737 $ 964,079
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 380,318,509
Gross Unrealized Depreciation (3,402,314)
Net Unrealized Appreciation $ 376,916,195